CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 2,118,533	$ 12,990
Accounts receivable - oil and gas sales	436,830	7,588
Prepaid expenses	23,077
Total current assets	2,578,440	20,578
Deposits	25,000
Prepaid drilling costs to Arabella Petroleum Company, LLC		219,495
Oil and gas properties, successful efforts method - Net	13,249,367	1,516,236
Total assets	15,852,807	1,756,309
Current liabilities:
Accounts payable and accrued liabilities	84,691	20,000
Accrued joint interest billings payable	3,734,405	42,238
Total current liabilities	3,819,096	62,238
Note payable to officer	3,007,170	1,242,696
Asset retirement obligations	21,171	2,963
Total liabilities	6,847,437	1,307,897
Commitments and contingencies
Shareholders' equity
Preferred shares, $0.001 par value, authorized 5,000,000 shares and none issued and outstanding
Ordinary shares, $0.001 par value, authorized 50,000,000 shares; issued and outstanding 4,829,826 at December 31, 2013, and 3,125,000 at December 31, 2012	4,830	3,125
Additional paid-in-capital	8,488,970	125,436
Retained earnings	511,570	319,851
Total shareholders' equity	9,005,370	448,412
Total liabilities and shareholders' equity	$ 15,852,807	$ 1,756,309